                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
                                 Form 13F
                            Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: MARCH 31, 2003
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:_____Petroleum & Resources Corporation____
Address: _7 St. Paul Street, Suite 1140
__________Baltimore, MD 21202__________
__________________________________________
Form 13F File Number: 28-293_________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: ___Christine M. Sloan____
Title: __Assistant Treasurer___
Phone: __(401) 752-5900________
Signature, Place, and Date of Signing:
__(signed)_Christine M. Sloan Baltimore, Md. April 24, 2002 [Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: __________0____
Form 13F Information Table Entry Total: ___58_____
Form 13F Information Table Value Total: $_ 391_____
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28- NONE____________ ________________________
[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

COLUMN 1                              COLUMN 2     COLUMN 3   COLUMN       COLUMN 5      COL. 6 COLUMN 7        COLUMN 8
-------------------------------       --------     --------     4     ------------------ ------ -------- ---------------------
                                      TITLE OF               -------                       -     OTHER             -
NAME OF ISSUER                          CLASS       CUSIP       -                        INVSTM MANAGERS
                                                              VALUE                        T
                                                             (x$1000                     DSCRET
                                                                )                          N
                                                                      SHARES/   SH  PUT                     VOTING AUTHORITY
                                                                      PRIN.AMT  /P  /CA
                                                                                RN  LL
                                                                                <C
                                                                                >
                                                                                                            SOLE    SHARE  NONE
                                                                                                                      D
ALBEMARLE CORP                      COM            012653101    4,870   200,000 SH       SOLE               200,000
AMERADA HESS CORP.                  COM            023551104    2,213    50,000 SH       SOLE                50,000
ANADARKO PETE CORP                  COM            032511107   11,375   250,000 SH       SOLE               250,000
APACHE CORP                         COM            037411105    9,076   147,000 SH       SOLE               147,000
ARCH COAL INC.                      COM            039380100    4,562   240,000 SH       SOLE               240,000
ATMOS ENERGY CORP                   COM            049560105    2,966   139,500 SH       SOLE               139,500
BJ SVCS                             COM            055482103   13,068   380,000 SH       SOLE               380,000
BP PLC                              SPONSORED ADR  055622104   19,295   500,000 SH       SOLE               500,000
BAKER HUGHES, INC.                  COM            057224107    3,891   130,000 SH       SOLE               130,000
BOISE CASCADE CORP.                 COM            097383103    4,479   205,000 SH       SOLE               205,000
BOISE CASCADE CORP                  PFD CV         097383855    1,963    51,000 SH       SOLE                51,000
CHEVRONTEXACO CORP                  COM            166764100   19,395   300,000 SH       SOLE               300,000
CONOCOPHILLIIPS                     COM            20825C104    7,521   140,310 SH       SOLE               140,310
CORE LABORATORIES NV                COM            N22717107    2,178   209,400 SH       SOLE               209,400
DEVON ENERGY CORP. NEW              COM            25179M103    3,858    80,000 SH       SOLE                80,000
DUKE ENERGY CORP.                   COM            264399106    1,672   115,000 SH       SOLE               115,000
DUKE ENERGY CORP                    PFD CV         264399585    2,016   160,000 SH       SOLE               160,000
EOG RES INC.                        COM            26875P101    7,912   200,000 SH       SOLE               200,000
EL PASO CORP.                       COM            28336L109    1,270   210,000 SH       SOLE               210,000
ENERGEN CORP                        COM            29265N108    8,015   250,000 SH       SOLE               250,000
ENGELHARD CORP.                     COM            292845104    2,675   124,900 SH       SOLE               124,900
EQUITABLE RES INC.                  COM            294549100   13,541   361,000 SH       SOLE               361,000
EXXON MOBIL CORP                    COM            30231G102   36,697 1,050,000 SH       SOLE             1,050,000
GENERAL ELEC CO.                    COM            369604103    8,925   350,000 SH       SOLE               350,000
GLOBALSANTAFE CORPORATION           COM            G3930E101    4,130   200,000 SH       SOLE               200,000
GRANT PRIDECO INC.                  COM            38821G101    3,714   308,000 SH       SOLE               308,000
INGERSOLL-RAND COMPANY LTD          CL A           G4776G101    3,859   100,000 SH       SOLE               100,000
KERR MCGEE CORP                     COM            492386107    7,194   177,153 SH       SOLE               177,153
KEYSPAN CORP.                       COM            49337W100    7,095   220,000 SH       SOLE               220,000
KINDER MORGAN INC. KANS             COM            49455P101    7,313   162,500 SH       SOLE               162,500
MDU RES GROUP INC                   COM            552690109    5,584   200,000 SH       SOLE               200,000
MEADWESTVACO CORP                   COM            583334107    1,367    60,000 SH       SOLE                60,000
MURPHY OIL CORP.                    COM            626717102    6,184   140,000 SH       SOLE               140,000
NABORS INDS                         COM            G6359F103    7,177   180,000 SH       SOLE               180,000
NATIONAL FUEL GAS CO. NJ            COM            636180101    4,374   200,000 SH       SOLE               200,000
NEW JERSEY RES                      COM            646025106    9,060   277,500 SH       SOLE               277,500
NOBLE ENERGY INC.                   COM            655044105    4,286   125,000 SH       SOLE               125,000
NOBLE CORP.                         COM            G65422100    4,242   135,000 SH       SOLE               135,000
NORTHWESTERN CORP.                  COM            668074107      420   200,000 SH       SOLE               200,000
OCCIDENTAL PETE CORP DEL            COM            674599105    5,243   175,000 SH       SOLE               175,000
OCEAN ENERGY, INC. DEL              COM            67481E106    9,600   480,000 SH       SOLE               480,000
PHILADELPHIA SUBN CORP              COM PAR $0.50  718009608    6,695   305,000 SH       SOLE               305,000
PIONEER NAT RES CO                  COM            723787107    5,899   235,000 SH       SOLE               235,000
QUESTAR CORP.                       COM            748356102    7,925   268,000 SH       SOLE               268,000
ROHM & HAAS PETE CO                 COM            775371107    5,956   200,000 SH       SOLE               200,000
ROYAL DUTCH                         NY REG EUR     780257804   26,895   660,000 SH       SOLE               660,000
                                    .56
SCHLUMBERGER, LTD.                  COM            806857108    7,222   190,000 SH       SOLE               190,000
SHELL TRANS & TRADING PLC           ADR NY SHS     822703609    5,433   150,000 SH       SOLE               150,000
                                    NEW
STONE ENERGY CORP.                  COM            861642106    3,502   104,300 SH       SOLE               104,300
TECO ENERGY, INC                    COM            872375100    2,126   200,000 SH       SOLE               200,000
TEMPLE INLAND, INC.                 COM            879868107    4,488   120,000 SH       SOLE               120,000
TOTALFINA ELF SA                    SPONSORED ADR  89151E109    8,858   140,000 SH       SOLE               140,000
TRANSOCEAN INC.                     ORD            G90078109    4,090   200,000 SH       SOLE               200,000
UNOCAL CAPITAL TRUST                PFD CV         91528T207    3,545    72,540 SH       SOLE                72,540
UNOCAL CORP                         COM            985289102    3,946   150,000 SH       SOLE               150,000
WEATHERFORD INTERNATIONAL LTD       COM            G05089101    7,743   205,000 SH       SOLE               205,000
WILLIAMS COS INC. DEL               COM            969457100      916   200,000 SH       SOLE               200,000
WILLIAMS COMPANIES FELINE           PFD CV         969457886    1,120   120,000 SH       SOLE               120,000

                                                             390,634
